Note 16 - Commitments and Contingencies - Future Minimum Lease Payments Under Operating Leases (Details) $ in Thousands	Mar. 31, 2018 USD ($)
2019	$ 436
2020	450
2021	464
2022	472
Thereafter	696
Total	$ 2,518